SUBMISSION TYPE				13F-HR
                             Form 13F Holdings Report
PERIOD					06/30/05
FILER
	CIK		0001093694
	CCC		bi$9evuz

DOCUMENT-COUNT		1
SUBMISSION-CONTACT
	NAME				JOYCE MICHELS
	PHONE				404-239-0111
        NOTIFY-INTERNET	jmichels@eicatlanta.com


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Report for the Calendar Year or Quarter Ended: JUNE 30, 2005

Check here if Amendment [  ]; Amendment Number
This Amendment (check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Equity Investment Corporation
Address:   3007 Piedmont Road
           Suite 200
           Atlanta, GA  30305

13F File Number:		028-10606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joyce Michels
Title:		Operations and Compliance Manager
Phone:		404-239-0111
Signature, Place, and Date of Signing:
Joyce Michels, Atlanta, GA, 07/25/05

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:
None

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:	56
Form 13F Information Table Value Total:	$403875 (in thousands)

List of Other Included Managers:
NONE

                                              Form 13F Information Table
                    Title of        Value     shares/sh/ put/ InvstmeOther Voting Authority
Name of Issuer      Class  Cusip    (x$1000)  Prn amtprn call dscretnMgrs  Sole    SharedNone

ADC Telecom         COM    000886309     11031 506697SH       sole           487625       19072
ALLTEL Corp         COM    020039103     11585 186009SH       sole           179704        6305
Abbott Labs         COM    002824100      6559 133834SH       sole           133834           0
Anheuser Busch      COM    035229103     11104 242705SH       sole           242705           0
Automatic Data Proc COM    053015103      7194 171407SH       sole           167567        3840
Burlington ResourcesCOM    122014103      6921 125288SH       sole           119818        5470
CBRL Group          COM    12489V106      3312  85225SH       sole            79855        5370
CNA Financial       COM    126117100     12322 433568SH       sole           419953       13615
Cadbury Schweppes   COM    127209302      9487 247518SH       sole           239738        7780
Coca Cola           COM    191216100       442  10580SH       sole            10580           0
Comerica            COM    200340107      9711 168005SH       sole           161505        6500
Diagnostic Products COM    252450101      2129  44975SH       sole            41115        3860
Edwards, AG         COM    281760108      2616  57935SH       sole            53895        4040
Erie Indemnity      COM    29530P102      1929  35560SH       sole            32490        3070
Exxon Mobil         COM    30231G102      2280  39677SH       sole            39677           0
Factset Research    COM    303075105     14032 391522SH       sole           378810       12712
Federal Agric. Mtge COM    313148306      2637 119590SH       sole           110755        8835
Gannett Company     COM    364730101     11263 158338SH       sole           154143        4195
General Dynamics    COM    369550108      2240  20453SH       sole            19958         495
General Mills       COM    370334104     11556 246975SH       sole           240170        6805
Grainger W.W.       COM    384802104      2847  51965SH       sole            48425        3540
Harley-Davidson     COM    412822108      6953 140175SH       sole           137455        2720
Health Management AsCOM    421933102      3068 117180SH       sole           109260        7920
Heinz (HJ) Co.      COM    423074103     11987 338434SH       sole           326704       11730
Hillenbrand         COM    431573104      8744 172975SH       sole           166035        6940
Home Depot          COM    437076102      5843 150206SH       sole           146046        4160
Intel Corp          COM    458140100        88   3400SH       sole             3400           0
Investors Financial COM    461915100     11106 293655SH       sole           282815       10840
Kimberly Clark      COM    494368103      9057 144710SH       sole           141660        3050
Lancaster Colony Cp COM    513847103      9245 215305SH       sole           206630        8675
Lexmark Int'l       COM    529771107     10800 166590SH       sole           161150        5440
Lilly (eli)         COM    532457108      5610 100707SH       sole            98597        2110
Linear technology   COM    535678106      8348 227522SH       sole           219047        8475
Logitech            COM    541419107     10172 159490SH       sole           154535        4955
Microsoft Corp.     COM    594918104      9681 389742SH       sole           381987        7755
Molson Coors Cl B   COM    60871R209      2511  40495SH       sole            37885        2610
Nabors Industries   COM    G6359F103      3303  54482SH       sole            50772        3710
National Fuel Gas   COM    636180101      2493  86226SH       sole            79051        7175
Newell Rubbermaid   COM    651229106     11945 501061SH       sole           483371       17690
Northrop Grumman    COM    666807102     10844 196269SH       sole           190509        5760
PartnerRe Ltd       COM    G6852T105     12139 188428SH       sole           182188        6240
Petro-Canada        COM    71644E102     10148 155785SH       sole           152465        3320
Pfizer, Inc         COM    717081103      8481 307511SH       sole           301651        5860
R1000 I Shares      COM    464287598        96   1435SH       sole             1435           0
Royal Dutch PetroleuCOM    780257804     13418 206747SH       sole           202417        4330
SEI Investments     COM    784117103      9667 258830SH       sole           249160        9670
Sensient Tech       COM    81725T100      8836 428701SH       sole           411411       17290
Sherwin Williams    COM    824348106      2799  59440SH       sole            55610        3830
St. Paul Travelers  COM    792860108      9548 241536SH       sole           233626        7910
State Street Corp.  COM    857477103     10143 210222SH       sole           203827        6395
Torchmark           COM    891027104      8245 157948SH       sole           151613        6335
Toyota Motor        COM    892331307       412   5770SH       sole             5770           0
US Bancorp          COM    902973304      9022 308970SH       sole           302590        6380
Universal Corp      COM    913456109      3569  81510SH       sole            75640        5870
VF Corporation      COM    918204108     12054 210665SH       sole           203345        7320
Wyeth               COM    983024100       303   6800SH       sole             6800           0
                                      403,875